Salaries and personnel expenses - Compensation to the board of directors and the corporate executive committee (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Current employee benefits	$ 11.1	$ 10.7	$ 12.9
Post-employment benefits	0.3	0.3	0.4
Other non-current benefits	0.0	0.0	0.0
Share-based payment benefits	0.2	0.3	0.2
Total benefits	$ 11.6	$ 11.3	$ 13.5